COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 60	$ 120
2021	30	30
Total	90	159
Less: interest	6	27
Present value of lease liability	$ 84	$ 132